FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 17:-       FINANCIAL INCOME, NET

	Year ended December 31,
	2011	2010	2009

Income:

Interest income (*)	$1,720	$1,161	$1,027
Foreign currency translation adjustments, net	-	13	-
Realized gain related to sale of marketable securities	73	12	-

Total income	1,793	1,186	1,027

Expenses:

Interest and bank charges	(26)	(56)	(55)
Foreign currency translation adjustments, net	(54)	-	(64)
Realized loss related to sale of marketable securities	-	-	(6)

Total expenses	(80)	(56)	(125)

Financial income, net	$1,713	$1,130	$902

(*) including amortization of premium and accretion of discount, on available-for-sale marketable securities, net